Consolidating Financial Information (Narrative) (Details)	Dec. 31, 2012	Dec. 20, 2012
Senior Notes [Member] | 4.10% Senior Notes [Member]
Consolidating Financial Statements Line Items
Senior notes, interest rate	4.10%	4.10%
Guarantor Subsidiaries [Member]
Consolidating Financial Statements Line Items
Percent ownership by Parent Company	100.00%
Non-Guarantor Subsidiaries [Member]
Consolidating Financial Statements Line Items
Percent ownership by Parent Company	100.00%